Property and Equipment	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Property and Equiptment

Note 16: Property and Equipment

Property and equipment consist of the following:

(millions of U.S. dollars)	Land, Buildings and Building Improvements	Computer Equipment	Furniture, Fixtures and Other Equipment	Total
Cost:
December 31, 2023	801	228	267	1,296
Additions:
Capital expenditures	9	14	15	38
Leases	30	20	2	52
Acquisitions	7	1	-	8
Removed from service	(2)	(24)	(1)	(27)
Disposals of businesses and property	(196)	-	(82)	(278)
Translation and other, net	(29)	(22)	(6)	(57)
December 31, 2024	620	217	195	1,032
Additions:
Capital expenditures	7	11	5	23
Leases	38	13	1	52
Acquisitions	1	-	-	1
Removed from service	(59)	(58)	(18)	(135)
Translation and other, net	(1)	(5)	5	(1)
December 31, 2025	606	178	188	972
Accumulated depreciation:
December 31, 2023	(475)	(173)	(201)	(849)
Depreciation	(61)	(35)	(17)	(113)
Removed from service	2	24	1	27
Disposals of businesses and property	161	-	81	242
Translation and other, net	23	19	5	47
December 31, 2024	(350)	(165)	(131)	(646)
Depreciation	(61)	(34)	(16)	(111)
Removed from service	59	58	18	135
Translation and other, net	8	7	(4)	11
December 31, 2025	(344)	(134)	(133)	(611)
Carrying amount:
December 31, 2024	270	52	64	386
December 31, 2025	262	44	55	361

The above categories include right-of-use assets. See note 28 for right-of-use assets carrying amounts and other related leases disclosures.